Related Parties Balance and Transactions - Schedule of Loans from Related Parties (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2025 USD ($)
Nanjing Benyu Investments Management Limited [Member]
Loans from related parties, current
Balance	¥ 3,000,000		¥ 7,100,000		$ 428,994
Maturity Date	June 30, 2026		June 30, 2025
Effective Interest Rate	10.00%		10.00%		10.00%
Collateral/Guarantee			N/A
Loans from related parties, noncurrent
Maturity Date	June 30, 2026		June 30, 2025
Effective Interest Rate	10.00%		10.00%		10.00%
Collateral/Guarantee			N/A
Loans from related parties, current
Balance	¥ 3,000,000		¥ 7,100,000		$ 428,994
Maturity Date	June 30, 2026		June 30, 2025
Effective Interest Rate	10.00%		10.00%		10.00%
Collateral/Guarantee			N/A
Loans from related parties, noncurrent
Maturity Date	June 30, 2026		June 30, 2025
Effective Interest Rate	10.00%		10.00%		10.00%
Collateral/Guarantee			N/A
Aihua Peng [Member]
Loans from related parties, current
Balance	¥ 3,950,000		¥ 4,040,000		$ 564,842
Maturity Date	Due on demand		Due on demand
Effective Interest Rate	20.00%		20.00%		20.00%
Collateral/Guarantee			N/A
Loans from related parties, noncurrent
Maturity Date	Due on demand		Due on demand
Effective Interest Rate	20.00%		20.00%		20.00%
Collateral/Guarantee			N/A
Loans from related parties, current
Balance	¥ 3,950,000		¥ 4,040,000		$ 564,842
Maturity Date	Due on demand		Due on demand
Effective Interest Rate	20.00%		20.00%		20.00%
Collateral/Guarantee			N/A
Loans from related parties, noncurrent
Maturity Date	Due on demand		Due on demand
Effective Interest Rate	20.00%		20.00%		20.00%
Collateral/Guarantee			N/A
Wanmei Shi [Member]
Loans from related parties, current
Balance	¥ 21,000		¥ 21,000		$ 3,003
Maturity Date	Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Loans from related parties, noncurrent
Maturity Date	Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Loans from related parties, current
Balance	¥ 21,000		¥ 21,000		$ 3,003
Maturity Date	Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Loans from related parties, noncurrent
Maturity Date	Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Li Xu [Member]
Loans from related parties, current
Balance	¥ 7,984,182		¥ 1,537,872		$ 1,141,723
Maturity Date	Due on demand		October 18, 2025
Effective Interest Rate			8.88%
Collateral/Guarantee			N/A
Loans from related parties, noncurrent
Maturity Date	Due on demand		October 18, 2025
Effective Interest Rate			8.88%
Collateral/Guarantee			N/A
Loans from related parties, current
Balance	¥ 7,984,182		¥ 1,537,872		$ 1,141,723
Maturity Date	Due on demand		October 18, 2025
Effective Interest Rate			8.88%
Collateral/Guarantee			N/A
Loans from related parties, noncurrent
Maturity Date	Due on demand		October 18, 2025
Effective Interest Rate			8.88%
Collateral/Guarantee			N/A
Yongan Zhong [Member]
Loans from related parties, current
Balance	¥ 2,685		¥ 2,685		$ 384
Maturity Date	Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Loans from related parties, noncurrent
Maturity Date	Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Loans from related parties, current
Balance	¥ 2,685		¥ 2,685		$ 384
Maturity Date	Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Loans from related parties, noncurrent
Maturity Date	Due on demand		Due on demand
Effective Interest Rate
Collateral/Guarantee
Dexiang Wei [Member]
Loans from related parties, current
Balance	¥ 184,087	[1]	¥ 339,450	[2]	$ 26,324	[1]
Maturity Date	Due on demand	[1]	Due on demand	[2]
Effective Interest Rate		[1]		[2]		[1]
Collateral/Guarantee		[1]		[2]
Loans from related parties, noncurrent
Maturity Date	Due on demand	[1]	Due on demand	[2]
Effective Interest Rate		[1]		[2]		[1]
Collateral/Guarantee		[1]		[2]
Loans from related parties, current
Balance	¥ 184,087	[1]	¥ 339,450	[2]	$ 26,324	[1]
Maturity Date	Due on demand	[1]	Due on demand	[2]
Effective Interest Rate		[1]		[2]		[1]
Collateral/Guarantee		[1]		[2]
Loans from related parties, noncurrent
Maturity Date	Due on demand	[1]	Due on demand	[2]
Effective Interest Rate		[1]		[2]		[1]
Collateral/Guarantee		[1]		[2]
Guoji Luo [Member]
Loans from related parties, current
Balance	¥ 56,355	[1]	¥ 780,868	[2]	$ 8,059	[1]
Maturity Date	Due on demand	[1]	Due on demand	[2]
Effective Interest Rate		[1]		[2]		[1]
Collateral/Guarantee		[1]		[2]
Loans from related parties, noncurrent
Maturity Date	Due on demand	[1]	Due on demand	[2]
Effective Interest Rate		[1]		[2]		[1]
Collateral/Guarantee		[1]		[2]
Loans from related parties, current
Balance	¥ 56,355	[1]	¥ 780,868	[2]	$ 8,059	[1]
Maturity Date	Due on demand	[1]	Due on demand	[2]
Effective Interest Rate		[1]		[2]		[1]
Collateral/Guarantee		[1]		[2]
Loans from related parties, noncurrent
Maturity Date	Due on demand	[1]	Due on demand	[2]
Effective Interest Rate		[1]		[2]		[1]
Collateral/Guarantee		[1]		[2]
Related Party [Member]
Loans from related parties, current
Balance	¥ 15,198,309		¥ 13,821,875		$ 2,173,329
Loans from related parties, noncurrent
Balance	356,390,859		356,690,859		50,963,215
Loans from related parties, current
Balance	15,198,309		13,821,875		2,173,329
Loans from related parties, noncurrent
Balance	¥ 356,390,859		¥ 356,690,859		$ 50,963,215
Guangzhou Aixiangbao Investment Limited Liability Partnership [Member]
Loans from related parties, current
Maturity Date	August 10, 2030	[3]	August 10, 2026	[4]
Effective Interest Rate		[3]		[4]		[3]
Collateral/Guarantee		[3]		[4]
Loans from related parties, noncurrent
Balance	¥ 221,040,859	[3]	¥ 221,040,859	[4]	$ 31,608,422	[3]
Maturity Date	August 10, 2030	[3]	August 10, 2026	[4]
Effective Interest Rate		[3]		[4]		[3]
Collateral/Guarantee		[3]		[4]
Loans from related parties, current
Maturity Date	August 10, 2030	[3]	August 10, 2026	[4]
Effective Interest Rate		[3]		[4]		[3]
Collateral/Guarantee		[3]		[4]
Loans from related parties, noncurrent
Balance	¥ 221,040,859	[3]	¥ 221,040,859	[4]	$ 31,608,422	[3]
Maturity Date	August 10, 2030	[3]	August 10, 2026	[4]
Effective Interest Rate		[3]		[4]		[3]
Collateral/Guarantee		[3]		[4]
Zhenyang Shi [Member]
Loans from related parties, current
Maturity Date	December 31, 2030	[5]	December 31, 2026	[6]
Effective Interest Rate	4.90%	[5]	4.90%	[6]	4.90%	[5]
Collateral/Guarantee		[5]	N/A	[6]
Loans from related parties, noncurrent
Balance	¥ 135,350,000	[5]	¥ 135,650,000	[6]	$ 19,354,793	[5]
Maturity Date	December 31, 2030	[5]	December 31, 2026	[6]
Effective Interest Rate	4.90%	[5]	4.90%	[6]	4.90%	[5]
Collateral/Guarantee		[5]	N/A	[6]
Loans from related parties, current
Maturity Date	December 31, 2030	[5]	December 31, 2026	[6]
Effective Interest Rate	4.90%	[5]	4.90%	[6]	4.90%	[5]
Collateral/Guarantee		[5]	N/A	[6]
Loans from related parties, noncurrent
Balance	¥ 135,350,000	[5]	¥ 135,650,000	[6]	$ 19,354,793	[5]
Maturity Date	December 31, 2030	[5]	December 31, 2026	[6]
Effective Interest Rate	4.90%	[5]	4.90%	[6]	4.90%	[5]
Collateral/Guarantee		[5]	N/A	[6]

[1]	The related party loan balance as of December 31, 2024 with Dexiang Wei, Guoji Luo were partially repaid during twelve months ended December 31, 2025.
[2]	The Company entered new related party loan agreements with these related parties during the year ended December 31, 2024 due on demand and no interest bearing. The related party loan balance as of December 31, 2023 with Dexiang Wei, Guoji Luo, Suna Yan and Guangzhou Golden Pomegranate Digital Media Co., Ltd. were fully repaid during twelve months ended December 31, 2024.
[3]	On August 10, 2021, the Group entered into tripartite agreements with Focus Media, Inc (“Focus Media”) and Guangzhou Aixiangbao Investment Limited Liability Partnership (“Aixiangbao”), 100% owned by Mr. Shi, pursuant to which the Group is released from being the obligor to Focus Media under the liability but the obligor to Aixiangbao as Aixiangbao assumed the obligation on behalf of the Group in the amount of RMB221.0 million, among which included payables ofRMB214.5 million for the year of 2020 and RMB6.5 million for the year of 2021. On September 10, 2021, the Group reached an agreement with Aixiangbao, pursuant to which the Group will not be required to repay the liability for five years and after then Aixiangbao can only require the Group to repay the liability in a non-cash method. In 2025, the agreement was renewed with maturity date of August 10, 2030.
[4]	On August 10, 2021, the Group entered into tripartite agreements with Focus Media, Inc (“Focus Media”) and Guangzhou Aixiangbao Investment Limited Liability Partnership (“Aixiangbao”), 100% owned by Mr. Shi, pursuant to which the Group is released from being the obligor to Focus Media under the liability but the obligor to Aixiangbao as Aixiangbao assumed the obligation on behalf of the Group in the amount of RMB221.0 million, among which included payables of RMB214.5 million for the year of 2020 and RMB6.5 million for the year of 2021. On September 10, 2021, the Group reached an agreement with Aixiangbao, pursuant to which the Group will not be required to repay the liability for five years and after then Aixiangbao can only require the Group to repay the liability in a non-cash method.
[5]	The purpose of obtaining loans from Zhenyang Shi is to maintain the daily operation of the Group.
[6]	The purpose of obtaining loans from Zhenyang Shi is to maintain the daily operation of the Group.